                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F
                                13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009
                                                ------------------

Check here if Amendment [_]; Amendment Number:
                                               ------------------

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Burgundy Asset Management Ltd
Address:  181 Bay Street, Suite 4510
          Bay Wellington Tower, Brookfield Place
          Toronto, Ontario
          M5J 2T3

Form 13F File Number: 28-11129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Franca DeBartolo
Title: Vice President
Phone: (416) 640-2678

Signature, Place, and Date of Signing:

/s/  Franca DeBartolo  Toronto, Ontario Canada  November 11, 2009
---------------------  -----------------------  -----------------
    [Signature]            [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number                 Name
28-
    -------------------------        -----------------------------
[Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  103

Form 13F Information Table Value Total:  2,838,504
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                                  VALUE  SHRS OR SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                      TITLE OF CLASS   CUSIP       (x1000) PRN AMT PRN CALL DISCRETION MANAGERS  VOTING AUTHORITY
                                                                                                               SOLE   SHARED NONE
3M Co.............................. COM              88579Y 10 1   17371  235373 SH       SOLE                 235373
Abbott Laboratories................ COM              002824 10 0   28088  567784 SH       SOLE                 567784
Altria Group Inc................... COM              02209S 10 3   24242 1361154 SH       SOLE                1361154
AmerisourceBergen Corp............. COM              3073E 10 8    45420 2029481 SH       SOLE                2029481
Arbitron Inc....................... COM              03875Q 10 8    2788  134316 SH       SOLE                 134316
Ares Capital Corp.................. COM              04010L 10 3   26845 2436028 SH       SOLE                2436028
Arthur J. Gallagher & Co........... COM              363576 10 9    7817  320769 SH       SOLE                 320769
Automatic Data Processing Inc...... COM              053015 10 3   15145  385369 SH       SOLE                 385369
Bank of Montreal................... COM              063671 10 1     507   10000 SH       SOLE                  10000
Bank of Nova Scotia................ COM              064149 10 7  105460 2306496 SH       SOLE                2306496
Bare Escentuals Inc................ COM              067511 10 5   32900 2767014 SH       SOLE                2767014
Baxter International Inc........... COM              071813 10 9   15905  278989 SH       SOLE                 278989
Becton, Dickinson and Co........... COM              075887 10 9   44445  637210 SH       SOLE                 637210
Berkshire Hathaway Inc............. CL A             084670 10 8   28381     281 SH       SOLE                    281
Berkshire Hathaway Inc............. CL B             084670 20 7    1093     329 SH       SOLE                    329
Brown & Brown Inc.................. COM              115236 10 1   23970 1251033 SH       SOLE                1251033
Canadian National Railway Co....... COM              136375 10 2   30124  610600 SH       SOLE                 610600
Canadian Natural Resources Ltd..... COM              136385 10 1   84254 1245542 SH       SOLE                1245542
Citigroup Inc...................... COM              172967 10 1     484  100000 SH       SOLE                 100000
Copart, Inc........................ COM              217204 10 6    9940  299296 SH       SOLE                 299296
Corel Corp......................... COM              21869X 10 3    2134  755410 SH       SOLE                 755410
Corporate Executive Board Co....... COM              21988R 10 2   27339 1097947 SH       SOLE                1097947
Corus Entertainment Inc............ COM CL B NON VTG 220874 10 1   96792 5678032 SH       SOLE                5678032
CoStar Group Inc................... COM              22160N 10 9    6216  150792 SH       SOLE                 150792
DealerTrack Holdings Inc........... COM              242309 10 2   15555  822594 SH       SOLE                 822594
Deckers Outdoor Corp............... COM              243537 10 7   23857  281165 SH       SOLE                 281165
Dentsply International Inc......... COM              249030 10 7   21669  627373 SH       SOLE                 627373
Dollar Financial Corp.............. COM              256664 10 3   18426 1150206 SH       SOLE                1150206
Double-Take Software Inc........... COM              258598 10 1   21533 2113149 SH       SOLE                2113149
Dun & Bradstreet Corp.............. COM              26483E 10 4    2051   27225 SH       SOLE                  27225
Eaton Vance Credit Opportunities
 Fund.............................. COM              278271 10 1      99   11900 SH       SOLE                  11900
Eaton Vance Floating-Rate Income
 Trust............................. COM              278279 10 4    2548  199851 SH       SOLE                 199851
EchoStar Corp...................... CL A             278768 10 6   24003 1300260 SH       SOLE                1300260
Emerson Electric Co................ COM              291011 10 4   17860  445615 SH       SOLE                 445615
Enbridge Inc....................... COM              29250N 10 5     220    5660 SH       SOLE                   5660
EnCana Corp........................ COM              292505 10 4  118362 2040449 SH       SOLE                2040449
Equifax Inc........................ COM              294429 10 5   65305 2241077 SH       SOLE                2241077
Expedia Inc........................ COM              30212P 10 5   38766 1618625 SH       SOLE                1618625
Exxon Mobil Corp................... COM              30231G 10 2   27064  394459 SH       SOLE                 394459
Fairfax Financial Holdings Ltd..... SUB VTG          303901 10 2    2828    7600 SH       SOLE                   7600
FirstService Corp.................. SUB VTG          33761N 10 9   31754 1643561 SH       SOLE                1643561
General Electric Co................ COM              369604 10 3     821   50000 SH       SOLE                  50000
Gladstone Investment Corp.......... COM              376546 10 7    9029 1861666 SH       SOLE                1861666
Graco Inc.......................... COM              384109 10 4   15165  544134 SH       SOLE                 544134
H&R Block Inc...................... COM              093671 10 5   52604 2862047 SH       SOLE                2862047
HCC Insurance Holdings Inc......... COM              404132 10 2   21409  782782 SH       SOLE                 782782
Hilltop Holdings Inc............... COM              432748 10 1   11796  962186 SH       SOLE                 962186
IAC/InterActiveCorp................ COM              44919P 50 8   22442 1111551 SH       SOLE                1111551
Infogroup Inc...................... COM              45670G 10 8    9643 1375562 SH       SOLE                1375562
Interactive Data Corp.............. COM              45840J 10 7   34853 1329772 SH       SOLE                1329772
iShares iBoxx High Yield Corporate
 Bond Fund......................... COM              464288 51 3    2463   28526 SH       SOLE                  28526
IVCI CORP.......................... CL B             450704 10 1       0   10000 SH       SOLE                  10000
Johnson & Johnson Inc.............. COM              478160 10 4   51094  839127 SH       SOLE                 839127
Kayne Anderson Energy Development
 Co................................ COM              48660Q 10 2   10630  803482 SH       SOLE                 803482
Kraft Foods Inc.................... COM              50075N 10 4     394   15000 SH       SOLE                  15000
Laboratory Corporation of America
 Holdings.......................... COM              50540R 40 9    3844   58509 SH       SOLE                  58509
Lender Processing Services Inc..... COM              52602E 10 6   32797  859235 SH       SOLE                 859235
Lockheed Martin Corp............... COM              539830 10 9   26573  340331 SH       SOLE                 340331
Lorillard Inc...................... COM              544147 10 1   56767  764026 SH       SOLE                 764026
M&T Bank Corp...................... COM              55261F 10 4     230    3691 SH       SOLE                   3691
MarketAxess Holdings Inc........... COM              57060D 10 8   30534 2533912 SH       SOLE                2533912
McCormick & Co., Inc............... COM              579780 20 6   13599  400689 SH       SOLE                 400689
McDonald's Corp.................... COM              580135 10 1   25808  452218 SH       SOLE                 452218
Merck & Co., Inc................... COM              589331 10 7    1291   40827 SH       SOLE                  40827
Microsoft Corp..................... COM              594918 10 4   53310 2059111 SH       SOLE                2059111
Monsanto Co........................ COM              61166W 10 1   12610  162924 SH       SOLE                 162924
Moody's Corp....................... COM              615369 10 5   12686  620056 SH       SOLE                 620056
Move Inc........................... COM              62458M 10 8   14835 5494624 SH       SOLE                5494624
MSCI Inc........................... COM              55354G 10 0    9315  314478 SH       SOLE                 314478
NGP Capital Resources Co........... COM              62912R 10 7    6846  943024 SH       SOLE                 943024
Nike Inc........................... CL B             654106 10 3   18123  280101 SH       SOLE                 280101
Nutraceutical International Corp... COM              67060Y 10 1    8156  723659 SH       SOLE                 723659
Omnicom Group Inc.................. COM              681919 10 6   56518 1530005 SH       SOLE                1530005
OptiSolar Inc. Junior Preferred
 A-7 Stock Purchase Agreement...... COM              996254 37 1      99   36000 SH       SOLE                  36000
Oracle Corp........................ COM              68389X 10 5   44285 2125011 SH       SOLE                2125011
Patterson-UTI Energy Inc........... COM              703481 10 1    3009  199279 SH       SOLE                 199279
PepsiCo Inc........................ COM              713448 10 8   39167  667692 SH       SOLE                 667692
Pfizer Inc......................... COM              717081 10 3     331   20000 SH       SOLE                  20000
Pharmaceutical Product
 Development, Inc.................. COM              717124 10 1    7793  355180 SH       SOLE                 355180
Philip Morris International Inc.... COM              718172 10 9   28361  581888 SH       SOLE                 581888
Prestige Brands Holdings Inc....... COM              74112D 10 1    6092  865290 SH       SOLE                 865290
Procter & Gamble Co................ COM              742718 10 9   31287  540177 SH       SOLE                 540177
Raymond James Financial, Inc....... COM              754730 10 9    9044  388484 SH       SOLE                 388484
Riskmetrics Group Inc.............. COM              767735 10 3   15043 1028907 SH       SOLE                1028907
Ritchie Bros. Auctioneers Inc...... COM              767744 10 5   16844  686409 SH       SOLE                 686409
Rogers Communications Inc.......... CL B             775109 20 0   54421 1924127 SH       SOLE                1924127
Royal Bank of Canada............... COM              780087 10 2    2746   51000 SH       SOLE                  51000
Solera Holdings Inc................ COM              83421A 10 4   12466  400703 SH       SOLE                 400703
SPDR Barclays Capital High Yield
 Bond ETF.......................... COM              78464A 41 7    2503   65025 SH       SOLE                  65025
Sun Life Financial Inc............. COM              866796 10 5  116429 3709156 SH       SOLE                3709156
Suncor Energy Inc.................. COM              867224 10 7  108707 3106648 SH       SOLE                3106648
TFS Financial Corp................. COM              87240R 10 7   25831 2170661 SH       SOLE                2170661
Thomson Reuters Corp............... COM              884903 10 5  168522 5017273 SH       SOLE                5017273
Tim Hortons Inc.................... COM              88706M 10 3  124053 4355823 SH       SOLE                4355823
Toronto-Dominion Bank.............. COM              891160 50 9  139333 2153826 SH       SOLE                2153826
Ultra Petroleum Corp............... COM              903914 10 9   23630  482644 SH       SOLE                 482644
United Technologies Corp........... COM              913017 10 9   36997  607213 SH       SOLE                 607213
US Gold Corp....................... COM              912023 20 7      29   10000 SH       SOLE                  10000
Viacom Inc......................... CL A             92553P 10 2     318   10782 SH       SOLE                  10782
Wal-Mart Stores Inc................ COM              931142 10 3     540   11000 SH       SOLE                  11000
Walt Disney Co..................... COM              254687 10 6   16352  595489 SH       SOLE                 595489
Washington Post Co................. CL B             939640 10 8   26220   56017 SH       SOLE                  56017
Western Union Co................... COM              959802 10 9   42303 2235870 SH       SOLE                2235870

                                                     TOTAL       2838504                              COUNT       103
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